Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements
Net revenues	$ 2,960,626,610	$ 1,654,356,064	$ 1,294,829,413
Cost of revenues	2,379,633,234	1,378,661,093	1,204,467,983
Gross profit	580,993,376	275,694,971	90,361,430
Operating expenses:
Selling expenses	125,796,632	88,426,136	91,052,729
General and administrative expenses	76,826,038	44,767,586	128,826,340
Research and development expenses	12,056,951	11,684,993	12,998,122
Total operating expenses	214,679,621	144,878,715	232,877,191
Income (loss) from operations	366,313,755	130,816,256	(142,515,761)
Other income (expenses):
Interest expense	(48,905,848)	(46,244,456)	(53,304,640)
Interest income	14,361,107	11,972,758	13,359,962
Foreign exchange loss	32,218,686	51,468,616	10,707,889
Others	1,623,087	427,560
Other income (expenses), net:	(45,484,104)	(74,548,528)	(56,103,440)
Income (loss) before income taxes and equity in loss of unconsolidated investees	320,829,651	56,267,728	(198,619,201)
Income tax expense	(77,430,913)	(7,638,786)	5,433,410
Equity in loss (earnings) of unconsolidated investees	(487,346)	3,064,006	1,969,306
Net income (loss) attributable to Canadian Solar Inc.	239,501,317	31,659,276	(195,468,691)
Parent Company
Condensed Financial Statements
Net revenues	15,899,641	11,802,218	111,414,327
Cost of revenues	4,401,056	5,282,597	80,190,744
Gross profit	11,498,585	6,519,621	31,223,583
Operating expenses:
Selling expenses	3,999,535	3,520,618	3,649,131
General and administrative expenses	8,331,139	5,724,288	11,955,578
Research and development expenses	415,857	714,980	764,145
Total operating expenses	12,746,531	9,959,886	16,368,854
Income (loss) from operations	(1,247,946)	(3,440,265)	14,854,729
Other income (expenses):
Interest expense	(6,328,588)		(255,502)
Interest income	10,369,290	12,021,534	1,559,207
Foreign exchange loss	5,335,145	8,454,989	622,816
Others	47,092	427,560
Other income (expenses), net:	(1,247,351)	3,994,105	680,889
Income (loss) before income taxes and equity in loss of unconsolidated investees	(2,495,297)	553,840	15,535,618
Income tax expense	(1,006,201)	(1,275,114)	(7,441,590)
Equity in earnings (loss) of subsidiaries	243,283,097	35,132,523	(202,699,044)
Equity in loss (earnings) of unconsolidated investees	280,282	2,751,973	863,675
Net income (loss) attributable to Canadian Solar Inc.	$ 239,501,317	$ 31,659,276	$ (195,468,691)